Leases, Lease Arrangements as Lessor (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) Vessel
Future Minimum Time-charter Receipts [Abstract]
2025	$ 85,085
2026	60,716
2027	36,816
2028	8,967
2029 and thereafter	72,206
Total	$ 263,790
Weco Tankers A/S [Member]
Charter Agreements [Abstract]
Number of vessels operated under time charters | Vessel	1
Central Tankers Chartering Inc [Member]
Charter Agreements [Abstract]
Number of vessels operated under time charters | Vessel	1
Clearlake Shipping Pte Ltd [Member]
Charter Agreements [Abstract]
Number of vessels operated under time charters | Vessel	2
Trafigura Maritime Logistics Pte Ltd. [Member]
Charter Agreements [Abstract]
Number of vessels operated under time charters | Vessel	4